Stock-Based Compensation Plans, Weighted-Average Assumptions Used in the Valuation of Stock Option Awards Granted (FY) (Details) - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assumptions [Abstract]
Exercise Price (in dollars per share)	$ 9.44	$ 9.49	$ 8.23
Risk-free interest rate	1.31%	1.58%	1.98%
Dividend yield	0.00%	0.00%	0.00%
Volatility factor	49.50%	49.90%	67.60%
Expected life	5 years 1 month 6 days	4 years 9 months 18 days	6 years 1 month 6 days